Fees Summary	Jun. 03, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 86,249,999,880.00
Previously Paid Amount	138,100.00
Total Fee Amount	11,911,124.98
Total Offset Amount	0.00
Net Fee	$ 11,773,024.98
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A